LOANS - Other loans (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2023 USD ($)
LOANS
Carrying amount of the electronic equipment pledged	¥ 421,901	¥ 585,005		$ 59,424
Xiaomi Group
LOANS
Fixed annual interest rate		3.98%	4.36%
Xiaomi Group | Loan Agreement One
LOANS
Fixed annual interest rate	6.00%
Xiaomi Group | Loan Agreement Two
LOANS
Fixed annual interest rate	6.50%